Redeemable Convertible Preferred Stock Warrant Liabilities - Schedule of redeemable convertible preferred stock warrant liabilities (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants	25,376	1,969
Series A Redeemable Convertible Preferred Stock [Member] | August 2028 [Member]
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants		486
Exercise Price Per Share		$ 0.001
Series A Redeemable Convertible Preferred Stock [Member] | December 2028 [Member]
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants		303
Exercise Price Per Share		$ 1.482
Series A Redeemable Convertible Preferred Stock [Member] | June 2031 [Member]
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants		540
Exercise Price Per Share		$ 1.482
Series B2 Redeemable Convertible Preferred Stock [Member] | September2032 [Member]
Redeemable Convertible Preferred Stock Warrant Liabilities [Line Items]
Shares Underlying Warrants		640
Exercise Price Per Share		$ 2.344